CONTINGENT LIABILITIES AND ASSETS (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Contingent Liabilities And Assets
Amount of redressal on collective damages	$ 547
Financing for environmental recomposition	500
Notional amount of redress on alleged damages	1
Civil and commercial claim amount	$ 3,650